Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Equity Grant Timing
It is the Compensation Committee’s practice to approve ordinary course annual equity grants at regularly scheduled meetings held each year. At this meeting, the Compensation Committee will approve each named executive officer’s annual equity award. The Compensation Committee may also approve additional one-time
special equity grants during the course of the year. We do not time equity awards in coordination with the release of material non-public
information or take into account material
non-public
information when determining the terms of equity awards. In calculating the number of shares granted to NEOs, the Company uses a
20-day
average share price methodology to reduce the impact of share price volatility on equity awards. The Company does not currently grant new awards of stock options, stock appreciation rights, or similar option-like instruments.

Award Timing Predetermined	true
Award Timing, How MNPI Considered	We do not time equity awards in coordination with the release of material non-public information or take into account material non-public information when determining the terms of equity awards.
MNPI Disclosure Timed for Compensation Value	false